Debt and Interest Costs - FV, Maturities, etc. (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Long term debt value
Carrying value	$ 6,600	$ 7,400
Unamortized debt issuance costs	60
Letters of credit, outstanding amount	33	32
Long term debt maturities
2018	113
2019	218
2020	1,600
2021	1,100
2022	750
Thereafter	2,800
Total interest paid and accrued
Interest paid during period	$ 287	190	$ 130
Ownership interest in guarantor subsidiaries (as a percent)	100.00%
Leverage ratio, maximum	4
Level 2
Long term debt value
Fair value of the long-term debt	$ 7,000	$ 7,700